Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,387,077.50
Total Fee Amount	329.65
Total Offset Amount	0.00
Net Fee	$ 329.65
Offering Table N/A
Offset Table N/A	N/A